Equity (Details) - Schedule of activity during the year ended - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Equity (Details) - Schedule of activity during the year ended [Line Items]
Outstanding, Beginning Balance	3,895,000
Weighted-Average Exercise Price, Beginning Balance	$ 3.08
Weighted-Average Life (years), Beginning Balance	1 year 7 months 6 days
Outstanding, Grants
Weighted-Average Exercise Price, Grants
Weighted-Average Life (years), Grants
Outstanding, Exercised
Weighted-Average Exercise Price, Exercised
Weighted-Average Life (years), Exercised
Outstanding, Expired
Weighted-Average Exercise Price, Expired
Weighted-Average Life (years), Expired
Outstanding, Ending Balance	3,387,500	1,991,650	3,895,000
Weighted-Average Exercise Price, Ending Balance	$ 3.08	$ 7.07	$ 3.08
Weighted-Average Life (years), Ending Balance	1 year 29 days	9 years 5 months 15 days
Outstanding, Exercisable		933,040
Weighted-Average Exercise Price, Exercisable		$ 5.14
Weighted-Average Life (years), Exercisable		9 years 4 months 9 days
Stock Option [Member]
Equity (Details) - Schedule of activity during the year ended [Line Items]
Outstanding, Beginning Balance		1,504,650	1,504,650
Weighted-Average Exercise Price, Beginning Balance		$ 5.1	$ 5.1
Weighted-Average Life (years), Beginning Balance		9 years 10 months 6 days
Outstanding, Grants		487,000
Weighted-Average Exercise Price, Grants		$ 13.16
Weighted-Average Life (years), Grants		10 years
Outstanding, Exercised	(507,500)
Weighted-Average Exercise Price, Exercised	$ 3
Weighted-Average Life (years), Exercised	1 year 5 months 15 days
Outstanding, Expired
Weighted-Average Exercise Price, Expired
Weighted-Average Life (years), Expired